ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 1,399	$ 1,213
Accrued expenses	$ 388	510
Accrued income tax		429
Accrued Liabilities, Current, Total	$ 1,787	$ 2,152